NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,074	$ 1,700	$ 6,007	$ 4,738
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	111	87	344	258
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,963	1,613	5,663	4,480
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,958	1,603	5,667	4,458
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 116	$ 97	$ 340	$ 280